March 18, 2020



Securities and Exchange Commission
File room
450 Fifth Street, NW
Washington, DC  20549

RE:	Delaware Group Limited-Term Government Funds
	24(f)-2 Notice
	CIK No. 0000357059
	File Nos.  02-75526 & 811-03363

Gentlemen:

	At this time we are electronically submitting on behalf of Registrant above mentioned, Rule 24(f)-2 Notice for F/Y/E
12/31/2019.  Pursuant to the Rule, no fee is due at this time.


Yours very truly,


/S/BRIAN L. MURRAY
-------------------
Brian L. Murray
SVP/ Chief Compliance Officer
(215) 255-2369

BLM/jfr
Enclosures